SCHEDULE OF AWARDS GRANTED (Details)	12 Months Ended
Mar. 31, 2025 $ / shares shares
25-Apr-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	0.10%	[1]
Vesting period beginning date	25-Apr-2022	[1]
Vesting period ending date	31-Mar-2023	[1]
Recapitalized fair value per option at grant date	$ 3.924	[1]
25-May-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	0.10%
Vesting period beginning date	25-May-2022
Vesting period ending date	5-Nov-2023
Recapitalized fair value per option at grant date	$ 3.924
26-Sep-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	1.00%	[1]
Vesting period beginning date	26-Sep-2022	[1]
Vesting period ending date	25-Sep-2025	[1]
Recapitalized fair value per option at grant date	$ 4.254	[1]
18-Oct-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	0.10%	[2]
Vesting period beginning date	18-Oct-2022	[2]
Vesting period ending date	1-Sep-2024	[2]
Recapitalized fair value per option at grant date	$ 4.287	[2]
23-Nov-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	0.20%	[2]
Vesting period beginning date	23-Nov-2022	[2]
Vesting period ending date	1-Jul-2023	[2]
Recapitalized fair value per option at grant date	$ 4.354	[2]
12-Jan-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	0.05%	[2]
Vesting period beginning date	12-Jan-2023	[2]
Vesting period ending date	1-Jul-2023	[2]
Recapitalized fair value per option at grant date	$ 4.446	[2]
1-May-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	1.00%	[3]
Vesting period beginning date	1-May-2023	[3]
Vesting period ending date	30-Apr-2026	[3]
Recapitalized fair value per option at grant date	$ 4.321	[3]
8-Aug-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	2.40%	[3]
Vesting period beginning date	8-Aug-2023	[3]
Vesting period ending date	8-Aug-2023	[3]
Recapitalized fair value per option at grant date	$ 3.460	[3]
1-Sep-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	0.20%	[3]
Vesting period beginning date	1-Sep-2023	[3]
Vesting period ending date	30-Apr-2026	[3]
Recapitalized fair value per option at grant date	$ 3.251	[3]
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date	31-Jul-2024
Vesting period ending date	27-Aug-2026
Recapitalized fair value per option at grant date	$ 2.098
Number of share options award to vest | shares	65,426
31-Jul-2024 One [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date	31-Jul-2024
Vesting period ending date	31-Jul-2027
Recapitalized fair value per option at grant date	$ 2.098
Number of share options award to vest | shares	303,400
21-Aug-2024 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	50.00%	[4]
Vesting period beginning date	21-Aug-2024	[4]
Vesting period ending date	30-Apr-2026	[4]
Recapitalized fair value per option at grant date	$ 2.098	[4]

[1]	Fair value of the DSL Awards as of 25 April 2022 and 26 September 2022 is approximated to that as of 1 April 2022 and 30 September 2022, respectively.
[2]	Fair values of the DSL Awards as of 18 October 2022, 23 November 2022 and 12 January 2023 are determined using interpolation method between the fair values determined on 30 September 2022 and 31 March 2023.
[3]	Fair values of the DSL Awards as of 1 May 2023, 8 August 2023 and 1 September 2023 are determined using the interpolation method between the fair values determined on 31 March 2023 and 30 September 2023.
[4]	Fair value of the Awards as of 21 August 2024 is with reference to the fair values determined on 31 July 2024.